Impacts of the war in Ukraine	12 Months Ended
Dec. 31, 2022
Impacts Of War In Ukraine
Impacts of the war in Ukraine

Note 43.      Impacts of the war in Ukraine

Following the outbreak of the war in Ukraine in late February 2022, several countries imposed sanctions on Russia, Belarus and certain regions in Ukraine. There has been an abrupt change in the geopolitical situation, with significant uncertainty about the duration of the conflict, changing scope of sanctions and retaliation actions including new laws.

WISeKey does not have any operation or customer in Russia, Belarus or Ukraine, and, as such, does not foresee any direct impact of the war on its operations.

However, the war has also contributed to an increase in volatility in currency markets, energy prices, raw material and other input costs, which may impact WISeKey’s supply chain in the future.

As at December 31, 2022, the Group has assessed the consequences of the war for its financial disclosures and considered the impacts on key judgements and significant estimates, and has concluded that no changes were required. WISeKey will continue to monitor these areas of increased risk for material changes.